Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loan losses	$ 24,525	$ 22,177
Held to maturity market value	15,266	13,690
Available-for-sale, amortized cost	309,329	282,453
Common stock, par value	$ 2.00	$ 2.00
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	7,304,186	7,225,088
Common stock, shares outstanding	7,304,186	7,225,088
Net unrealized gains (losses) on available-for-sale securities, income taxes	$ 537	$ 2,075